Income Taxes - Reconciliation of Beginning and Ending Liability for Uncertain Tax Positions, Including Related Interest and Penalties (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Income Tax Disclosure [Abstract]
Uncertain Tax Positions, Beginning balance	$ 61	$ 71
Uncertain Tax Positions, Interest and penalties recognized in income tax expense, Beginning balance	20	23
Uncertain Tax Positions and income tax penalties and interest accrued, Beginning balance	81	94
Uncertain Tax Positions, Additions resulting from current period tax positions	6	6
Uncertain Tax Positions, Reductions resulting from current period tax positions		(1)
Uncertain Tax Positions, Additions resulting from prior period tax positions		6
Uncertain Tax Positions, Reductions resulting from prior period tax positions	(4)	(1)
Uncertain Tax Positions, Decreases resulting from settlements with taxing authorities		(4)
Interest and penalties decrease resulting from settlements with tax authorities		(2)
Uncertain Tax Positions and income tax penalties and interest accrued decrease resulting from settlements with tax authorities		(6)
Uncertain Tax Positions, Reductions resulting from lapse of applicable statute of limitations	(12)	(16)
Uncertain Tax Positions, Income tax penalties and interest expense	(3)	(1)
Uncertain Tax Positions, Ending balance	51	61
Uncertain Tax Positions, Interest and penalties recognized in income tax expense, Ending balance	17	20
Uncertain Tax Positions and income tax penalties and interest accrued, Ending balance	$ 68	$ 81